FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following tables illustrate the classification of the Company's recurring fair value measurements for financial instruments within the fair value hierarchy and their carrying values and fair values as at December 31, 2017 and December 31, 2016:

		December 31, 2017		December 31, 2016
	Level	Carrying value	Fair value	Carrying value	Fair value
Financial Liabilities
Fair value through profit or loss
5% Convertible Debentures	3	$—	$—	$13,294	$13,294
Warrants	2	—	—	2,729	2,729
7% Convertible Debentures embedded derivative	3	10,963	10,963	15,127	15,127

Disclosure of gain (loss) on fair value of financial instruments
(Gain)/loss on fair value of financial instruments in the Statement of Operations includes the following components:

	For the Years Ended December 31,
	2017	2016
Loss on fair value of 5% Convertible Debentures	$317	$17,235
(Gain)/loss on fair value of warrants	(86)	2,322
Gain on warrant exercise	(193)	—
(Gain)/loss on fair value of 7% Convertible Debentures embedded derivative	(2,095)	3,812
Unrealized loss on non-hedge derivative contracts	—	2,307
	$(2,057)	$25,676

Schedule of changes in financial liabilities
The following table presents the changes in the warrants for the year ended December 31, 2017:

Fair value
Balance, December 31, 2016	$2,729
Exercise	(2,643)
Gain on fair value of warrants	(86)
Balance, December 31, 2017	$—
The following table presents the changes in the 7% Convertible Debentures embedded derivative for the year ended December 31, 2017:

Fair value
Balance, December 31, 2016	$15,127
Gain on conversions	(2,069)
Gain on fair value of 7% Convertible Debentures embedded derivative	(2,095)
Balance, December 31, 2017	$10,963
The following table presents the changes in the 5% Convertible Debentures for the year ended December 31, 2017:

Fair value
Balance, December 31, 2016	$13,294
Repayment	(13,611)
Loss on fair value in the period included in earnings	317
Balance, December 31, 2017	$—

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The significant inputs used in the convertible note valuation are as follows:

	December 31, 2017	December 31, 2016
Embedded derivative
Risk premium	7.9%	12.9%
Borrowing costs	15.0%	10.0%
Expected volatility	45.0%	45.0%
Remaining life (years)	3.6	4.6